Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Balances included under Cash and Cash Equivalents
a)	Detail of cash and cash equivalents

The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Cash and deposits in banks
Cash	255,449	254,824
Deposits in the Central Bank of Chile	70,444	53,187
Deposits in local banks	4,422	9,389
Deposits in foreign banks	657,365	646,630

Subtotals cash and deposits in banks	987,680	964,030

Cash items in process of collection, net	71,493	47,521
Highly liquid financial instruments (1)	194,412	35,014
Investments under resale agreements (2)	109,467	28,524

Totals cash and cash equivalents	1,363,052	1,075,089

(1)

Highly liquid financial instruments: Corresponds to those financial instruments included in the Financial instruments at fair value through profit or loss Financial trading and available-for-sale portfolios with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2018	2017
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	15,741	—
Trading investments	6	—	19,239
Financial instruments at fair value through other comprehensive income	11	178,671	—
Available for sale investments	11	—	15,775

Totals		194,412	35,014

(2)

Investments under resale agreements: corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item “Investments under resale agreements” in the Consolidated Statement of Financial Position. The detail is as follows:

			As of December 31,
	Notes		2018	2017
			MCh$	MCh$
Investment under resale agreements	7a	)	109,467	28,524

Schedule of Cash in the Process of Collection

a.	Cash in process of collection and in process of being cleared

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December, 31
	2018	2017
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	77,085	66,996
Funds receivable	241,573	90,021

Subtotals assets	318,658	157,017

Liabilities
Funds payable	247,165	109,496

Subtotals liabilities	247,165	109,496

Cash items in process of collection, net	71,493	47,521